Cover Page	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Entity Registrant Name	CNH Industrial N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31